[ORTHOLOGIC CORP. LETTERHEAD]
August 17, 2005
Song P. Brandon
Division of Corporation Finance
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	OrthoLogic Corp. Registration Statement on Form S-3, File No. 333-127356
Dear Ms. Song:
        In connection with the request that the effective date of the Registration Statement on Form S-3, File No. 333-127356, be accelerated as soon as practicable and pursuant to Jeffrey Riedler’s letter to us dated August 12, 2005, OrthoLogic Corp. (the “Company”), hereby acknowledges that:
        • should the Securities Exchange Commission (the “Commission”) or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
        • the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and
        • the Company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Sincerely,
/s/ Sherry A. Sturman
Sherry A. Sturman
Chief Financial Officer